Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations

The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended	Earnings	Shares	Per share
December 31, 2016	(numerator)	(denominator)	amount
Net loss	$(139,039)
Less preferred share dividends:
Series C	(14,420)
Series D	(9,900)
Series E	(11,077)
Series F	(6,055)
Series G	(7,404)
Series H	(6,841)
Basic EPS:
Loss attributable to common shareholders	$(194,736)	102,869,000	$(1.89)
Effect of dilutive securities:
Share-based compensation	—	—
Diluted EPS(1):
Loss attributable to common shareholders	$(194,736)	102,869,000	$(1.89)

For the year ended	Earnings	Shares	Per share
December 31, 2015	(numerator)	(denominator)	amount
Net earnings	$199,391
Less preferred share dividends:
Series C	(33,537)
Series D	(10,086)
Series E	(11,121)
Series C preferred share repurchases	(100)
Basic EPS:
Earnings attributable to common shareholders	$144,547	99,217,000	$1.46
Effect of dilutive securities:
Share-based compensation	—	61,000
Diluted EPS:
Earnings attributable to common shareholders	$144,547	99,278,000	$1.46

For the year ended	Earnings	Shares	Per share
December 31, 2014	(numerator)	(denominator)	amount
Net earnings	$131,247
Less preferred share dividends:
Series A	(3,395)
Series C	(33,623)
Series D	(10,036)
Series E	(9,776)
Basic EPS:
Earnings attributable to common shareholders	$74,417	93,402,000	$0.80
Effect of dilutive securities:
Share-based compensation	—	131,000
Contingent consideration	—	117,000
Diluted EPS(2):
Earnings attributable to common shareholders	$74,417	93,650,000	$0.79

(1)	The unexercised share-based compensation awards and convertible Series F preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.
(2)	The convertible Series A preferred shares are not included in the computation of diluted EPS because its effects are anti-dilutive for the year.